Guarantees, Commitments, and Contingencies - Non-Cancelable Purchase Obligations Maturity Schedule (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation, to be Paid, Year One	$ 11,448
Purchase Obligation, to be Paid, Year Two	10,452
Purchase Obligation, to be Paid, Year Three	127
Purchase Obligation, Total	$ 22,027